Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of March 31,
	2026	2025
	US$	US$
Leasehold improvement	528,676	724,398
Furniture and fixtures	245,257	163,499
Machinery and equipment	426,253	242,953
Motor vehicle	251,078	253,017
Total	1,451,264	1,383,867
Less: accumulated depreciation	(844,363)	(883,814)
Net carrying value	606,901	500,053